CONSOLIDATED INCOME STATEMENT € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,812,000,000	$ 4,689,000,000	$ 4,055,000,000
Cost of sales	(4,338,000,000)	(4,163,000,000)	(3,439,000,000)
Gross profit	474,000,000	526,000,000	616,000,000
Sales, general and administration expenses	(255,000,000)	(212,000,000)	(418,000,000)
Intangible amortization	(143,000,000)	(138,000,000)	(151,000,000)
Operating profit	76,000,000	176,000,000	47,000,000
Net finance (expense)/income	(147,000,000)	80,000,000	(235,000,000)
(Loss)/profit before tax	(71,000,000)	256,000,000	(188,000,000)
Income tax credit/(charge)	21,000,000	(19,000,000)	(22,000,000)
(Loss)/profit for the year	(50,000,000)	237,000,000	(210,000,000)
(Loss)/profit attributable to:
Equity holders	$ (50,000,000)	$ 237,000,000	$ (210,000,000)
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.12)	$ 0.38	$ (0.39)
Diluted (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.12)	$ 0.38	$ (0.39)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,812,000,000	$ 4,689,000,000	$ 4,055,000,000
Cost of sales	(4,246,000,000)	(4,096,000,000)	(3,409,000,000)
Gross profit	566,000,000	593,000,000	646,000,000
Sales, general and administration expenses	(241,000,000)	(189,000,000)	(176,000,000)
Intangible amortization	(143,000,000)	(138,000,000)	(151,000,000)
Operating profit	182,000,000	266,000,000	319,000,000
Net finance (expense)/income	(205,000,000)	(138,000,000)	(178,000,000)
(Loss)/profit before tax	(23,000,000)	128,000,000	141,000,000
Income tax credit/(charge)	7,000,000	(36,000,000)	(39,000,000)
(Loss)/profit for the year	(16,000,000)	92,000,000	102,000,000
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(92,000,000)	(67,000,000)	(30,000,000)
Gross profit	(92,000,000)	(67,000,000)	(30,000,000)
Sales, general and administration expenses	(14,000,000)	(23,000,000)	(242,000,000)
Operating profit	(106,000,000)	(90,000,000)	(272,000,000)
Net finance (expense)/income	58,000,000	218,000,000	(57,000,000)
(Loss)/profit before tax	(48,000,000)	128,000,000	(329,000,000)
Income tax credit/(charge)	14,000,000	17,000,000	17,000,000
(Loss)/profit for the year	$ (34,000,000)	$ 145,000,000	$ (312,000,000)